Earnings Per Share (Computation of basic and diluted earnings per share) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Numerator:
Net income (loss) attributable to common stockholders	$ 20,667	$ 28,485	$ 27,920	$ 14,428	$ (81,234)	$ (9,383)	$ 3,097	$ 4,037	$ 3,722	$ 51,649	$ (38,327)	$ (9,842)	$ 4,875	$ (6,892)
Net income (loss) attributable to common stockholders-diluted		$ 28,485	$ 27,920	$ 14,443	$ (81,234)	$ (9,383)	$ 3,168	$ 4,122	$ 3,793			$ (9,842)	$ 4,978	$ (6,892)
Denominator:
Weighted-average common shares outstanding used in basic EPS calculation	87,004		91,861							88,702	80,648	83,460	63,092	88,972
Weighted-average shares used in computing diluted net income (loss) per share	88,953		94,177							90,656	80,648	83,460	66,907	88,972
Net income (loss) per share of common stock:
Basic	$ 0.24	$ 0.31	$ 0.30	$ 0.16	$ (1.30)	$ (0.15)	$ 0.05	$ 0.06	$ 0.06	$ 0.58	$ (0.48)	$ (0.12)	$ 0.08	$ (0.08)
Diluted	$ 0.23	$ 0.30	$ 0.30	$ 0.16	$ (1.30)	$ (0.15)	$ 0.05	$ 0.06	$ 0.06	$ 0.57	$ (0.48)	$ (0.12)	$ 0.07	$ (0.08)
Stock Options
Denominator:
Dilutive potential common shares	1,803		2,044							1,808			3,680
Restricted Stock Units (RSUs)
Denominator:
Dilutive potential common shares	146		272							146			135